Tax - Summary of Tax on (Loss)/Profit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
Current period	$ 321	$ 316	$ 261
Adjustments in respect of prior periods	(1)	0	12
Total current tax expense (income) and adjustments for current tax of prior periods	320	316	273
Deferred tax
Origination and reversal of temporary differences	(27)	(45)	(20)
Changes in tax rates and tax laws	0	0	2
Adjustments to unprovided or unrecognised deferred tax	21	0	5
Adjustments in respect of prior periods	1	(2)	0
Deferred tax	(5)	(47)	(13)
Income tax charge for the year	315	269	260
Taxes arising under Pillar Two framework	6	2	0
United Kingdom
Current tax
Current period	15	24	16
Adjustments in respect of prior periods	2	0	0
Total current tax expense (income) and adjustments for current tax of prior periods	17	24	16
Deferred tax
Origination and reversal of temporary differences	12	11	1
Changes in tax rates and tax laws	0	0	0
Adjustments to unprovided or unrecognised deferred tax	0	0	0
Adjustments in respect of prior periods	6	(2)	1
Deferred tax	18	9	2
Income tax charge for the year	35	33	18
Other jurisdictions
Current tax
Current period	306	292	245
Adjustments in respect of prior periods	(3)	0	12
Total current tax expense (income) and adjustments for current tax of prior periods	303	292	257
Deferred tax
Origination and reversal of temporary differences	(39)	(56)	(21)
Changes in tax rates and tax laws	0	0	2
Adjustments to unprovided or unrecognised deferred tax	21	0	5
Adjustments in respect of prior periods	(5)	0	(1)
Deferred tax	(23)	(56)	(15)
Income tax charge for the year	280	236	242
United States | Before exceptional items
Deferred tax
Income tax charge for the year	$ 205	$ 169	$ 172